Computer Software (Tables)	12 Months Ended
Dec. 31, 2022
Computer software [member]
Statement [LineItems]
Summary of Computer Software
Computer software consists of the following:

	2022	2021
Cost:
Balance as of January 1,	4,918	4,771
Additions:
Internally developed	519	460
Purchased	2	3
Acquisitions	74	-
Removed from service	(24)	(344)
Disposals of businesses	(91)	(24)
Translation and other, net	(13)	52
Balance as of December 31,	5,385	4,918
Accumulated amortization:
Balance as of January 1,	(4,096)	(3,941)
Amortization	(485)	(474)
Removed from service	24	344
Disposals of businesses	81	19
Translation and other, net	13	(44)
Balance as of December 31,	(4,463)	(4,096)

Carrying amount as of December 31:	922	822